BASIC AND DILUTED INCOME / (LOSS) PER SHARE - Narrative (Details)	Dec. 31, 2022 shares
Warrants
Earning Per Share Basic And Diluted [Line Items]
Anti-dilutive effect on EPS (in shares)	17,561,152
Stock Options
Earning Per Share Basic And Diluted [Line Items]
Anti-dilutive effect on EPS (in shares)	7,878,746